Employee Benefits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Retirement Benefits [Abstract]
Company 401k contribution	50.00%	50.00%	50.00%
Savings/profit sharing plan company contribution	$ 534	$ 780	$ 784
Management Security Plan expense	19	20	22
Management Security Plan accrued benefit	518	567
Accrued postretirement benefit obligation	236	221
Net periodic postretirement benefit credit or cost	$ (12)	$ (58)	$ (32)
Net periodic postretirement benefit cost discount rate	3.00%	3.70%	3.70%
Accumulated postretirement benefit obligation discount rate	3.00%	3.73%	3.73%